Statutory Information - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statutory Accounting Practices [Line Items]
Dividends paid	$ 18.0	$ 27.0	$ 15.0
Kansas Department of Commerce
Statutory Accounting Practices [Line Items]
Dividends paid	$ 18.0	27.0	$ 15.0
Extraordinary dividends paid		14.0
Ordinary dividends paid		13.0
Return of contributed surplus		$ 14.0
Minimum dividend as percentage of insurers' surplus to be considered as extraordinary dividend	10.00%
Dividends not requiring permission from Kansas Insurance Department	$ 29.6
RBC ratio under Authorized Control Level	100.00%
TAC of the Company subject to RBC Requirements	$ 138.7
Corresponding authorized control	$ 21.9
Kansas Department of Commerce | Minimum
Statutory Accounting Practices [Line Items]
RBC ratio under Company Action Level	100.00%
Kansas Department of Commerce | Maximum
Statutory Accounting Practices [Line Items]
RBC ratio under Company Action Level	200.00%